Other Revenue (Tables)	6 Months Ended
Dec. 31, 2022
Other Revenue [Abstract]
Schedule of other revenue
	Consolidated
	31 December	31 December
	2022	2021
	$	$

Joint venture income	67,472	96,208
Grant income	89,585	-
Other income	5,739	60,257
Other revenue	162,796	156,465